WTS-Q3

Quarterly Report
September 30, 2025
MFS®  Global Tactical
Allocation Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 60.8%
Aerospace & Defense – 0.2%
Boeing Co., 6.388%, 5/01/2031		$88,000	$95,842
Boeing Co., 5.805%, 5/01/2050		314,000	313,706
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		148,000	145,944
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		191,000	200,359
			$755,851
Asset-Backed & Securitized – 3.8%
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	150,000	$211,478
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$581,423	586,580
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		194,804	196,098
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		510,239	510,076
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		248,466	250,556
AREIT 2022-CRE6 Trust, “B”, FLR, 6.236% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	287,569
AREIT 2022-CRE6 Trust, “C”, FLR, 6.536% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	117,513
AREIT 2022-CRE6 Trust, “D”, FLR, 7.236% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	97,750
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.831% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		633,790	632,343
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.705%, 4/15/2053 (i)		952,169	43,726
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)		2,692,951	136,744
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.694%, 2/15/2054 (i)		6,448,117	416,941
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.249%, 3/15/2054 (i)		2,006,586	80,385
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)		5,404,035	181,679
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		6,551,702	329,302
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)		5,130,427	261,631
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.991% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		235,440	235,955
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.314% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		177,500	177,434
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.564% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		161,000	160,010
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		219,651	225,041
BX Trust, 2024-PURE, “A”, FLR, 4.661% (CORRA + 1.9%), 11/15/2041 (n)	CAD	438,374	317,920
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$196,333	168,639
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		96,856	97,451
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		194,994	196,526
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		161,696	162,570
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.868%, 4/15/2054 (i)		1,226,479	36,309
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.066%, 6/15/2063 (i)		2,935,695	112,791
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.132%, 6/15/2064 (i)		2,895,991	122,979
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.915%, 4/15/2065		592,000	549,175
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		334,396	337,426
ELM Trust, 2024-ELM, “C10”, 6.395%, 6/10/2039 (n)		100,000	100,822
Empire District Bondco LLC, 4.943%, 1/01/2033		296,371	300,062
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		86,136	86,594
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		66,000	66,298
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	173,386
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	102,180
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.632% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		184,349	184,143
MF1 2021-FL5 Ltd., “C”, FLR, 5.957% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		200,000	200,003
MF1 2021-FL6 Ltd., “B”, FLR, 5.9% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		600,000	598,503
MF1 2022-FL8 Ltd., “A”, FLR, 5.483% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		179,692	179,691
MF1 2022-FL8 Ltd., “B”, FLR, 6.083% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	278,005
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.385%, 5/15/2054 (i)		2,210,243	100,066
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.255%, 6/15/2054 (i)		4,500,601	177,231
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 0%, 5/25/2065 (n)		162,754	164,355
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		237,616	239,550
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		413,662	417,033
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		91,554	92,641
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.05% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	530,879
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		780,000	775,762

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.657% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		$350,000	$349,221
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		208,165	209,520
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		158,655	158,899
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.616%, 8/15/2054 (i)		4,800,485	301,028
			$13,026,469
Automotive – 0.4%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	$230,964
Ford Motor Credit Co. LLC, 3.778%, 9/16/2029	EUR	200,000	234,268
Forvia SE, 5.375%, 3/15/2031		200,000	239,212
Hyundai Capital America, 5.25%, 1/08/2027 (n)		$154,000	155,648
Hyundai Capital America, 6.375%, 4/08/2030 (n)		157,000	167,705
Hyundai Capital America, 4.5%, 9/18/2030 (n)		82,000	81,610
Volkswagen Bank GmbH, 3.5%, 6/19/2031	EUR	200,000	234,998
			$1,344,405
Broadcasting – 0.3%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	236,000	$331,598
Prosus N.V., 4.343%, 7/15/2035	EUR	201,000	237,686
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		$145,000	138,292
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		194,000	183,981
			$891,557
Brokerage & Asset Managers – 0.6%
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		$250,000	$256,590
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		324,000	328,393
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	147,708
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	384,964
LPL Holdings, Inc., 4%, 3/15/2029 (n)		412,000	402,910
LPL Holdings, Inc., 5.75%, 6/15/2035		78,000	79,984
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		43,000	44,412
The Carlyle Group, Inc., 5.05%, 9/19/2035		551,000	549,073
			$2,194,034
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$317,000	$319,173
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		180,000	182,757
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		180,000	184,369
Vulcan Materials Co., 5.7%, 12/01/2054		142,000	145,210
			$831,509
Business Services – 0.5%
Accenture Capital, Inc., 4.25%, 10/04/2031		$206,000	$205,692
Accenture Capital, Inc., 4.5%, 10/04/2034		123,000	121,306
ams OSRAM AG, 10.5%, 3/30/2029	EUR	140,000	175,122
Fiserv Funding ULC, 3.5%, 6/15/2032		240,000	281,073
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	293,522
Iron Mountain, Inc., 4.75%, 1/15/2034	EUR	100,000	117,664
Mastercard, Inc., 3.85%, 3/26/2050		$102,000	81,734
Paychex, Inc., 5.1%, 4/15/2030		98,000	100,845
Paychex, Inc., 5.35%, 4/15/2032		215,000	223,093
Visa, Inc., 3.875%, 5/15/2044	EUR	130,000	152,969
			$1,753,020
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$76,000	$79,754
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		77,000	82,282
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035		175,000	176,671
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		239,000	236,110

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Videotron Ltd., 3.625%, 6/15/2029 (n)		$288,000	$279,207
			$854,024
Chemicals – 0.2%
Arkema S.A., 3.5%, 9/09/2033	EUR	200,000	$233,908
Givaudan S.A., 2.875%, 9/09/2029		100,000	117,920
Maxam Prill S.à r.l., 6%, 7/15/2030		333,000	396,908
			$748,736
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050		$378,000	$239,301
Oracle Corp., 4.8%, 9/26/2032		144,000	144,173
Oracle Corp., 4%, 7/15/2046		228,000	177,606
Sage Group PLC, 2.875%, 2/08/2034	GBP	191,000	213,651
			$774,731
Conglomerates – 0.2%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	120,000	$142,199
Regal Rexnord Corp., 6.05%, 4/15/2028		$268,000	277,228
Regal Rexnord Corp., 6.3%, 2/15/2030		112,000	118,753
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		124,000	130,278
			$668,458
Consumer Products – 0.1%
Dometic Group AB, 5%, 9/11/2030	EUR	100,000	$117,837
L'Oréal S.A., 5%, 5/20/2035 (n)		$200,000	205,904
			$323,741
Consumer Services – 0.2%
Eurofins Scientific SE, 3.875%, 2/05/2033	EUR	100,000	$117,685
Pluxee N.V., 3.75%, 9/04/2032		200,000	235,046
Service Corp. International, 5.75%, 10/15/2032		$183,000	185,393
			$538,124
Electronics – 0.2%
Broadcom, Inc., 4.55%, 2/15/2032		$262,000	$263,820
Broadcom, Inc., 5.2%, 7/15/2035		159,000	163,866
Intel Corp., 5.7%, 2/10/2053		195,000	188,579
			$616,265
Emerging Market Quasi-Sovereign – 1.0%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$253,000	$268,515
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	214,668
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	238,000	283,780
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$218,961	226,138
Czech Republic, 3.75%, 7/28/2030	EUR	133,000	160,085
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		$554,000	573,955
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		208,000	215,078
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		333,000	246,384
Qatar Petroleum, 3.125%, 7/12/2041		236,000	181,687
Republic of Hungary, 4.375%, 6/27/2030	EUR	437,000	530,407
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		$317,000	315,256
Saudi Arabian Oil Co., 6.375%, 6/02/2055		203,000	216,393
			$3,432,346
Emerging Market Sovereign – 11.5%
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$345,000	$350,023
Federative Republic of Brazil, 10%, 1/01/2035	BRL	12,341,000	1,897,395
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	2,385,000	2,824,938

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	2,609,000	$3,122,982
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		482,000	552,196
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$249,000	254,292
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	35,193,000	890,750
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	607,503
People's Republic of China, 3.13%, 11/21/2029	CNY	16,970,000	2,538,862
People's Republic of China, 1.43%, 1/25/2030		24,800,000	3,456,659
People's Republic of China, 2.88%, 2/25/2033		28,910,000	4,374,867
People's Republic of China, 2.27%, 5/25/2034		4,700,000	682,227
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	423,000	499,896
Republic of Costa Rica, 7.158%, 3/12/2045		$600,000	644,283
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		200,000	208,572
Republic of Hungary, 4%, 7/25/2029	EUR	879,000	1,062,087
Republic of Indonesia, 6.5%, 7/15/2030	IDR	8,350,000,000	521,618
Republic of Indonesia, 5.875%, 3/15/2031		8,400,000,000	513,435
Republic of Korea, 1.875%, 6/10/2029	KRW	3,260,190,000	2,257,213
Republic of Korea, 1.375%, 6/10/2030		5,075,400,000	3,394,230
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	211,880
Republic of Peru, 5.375%, 2/08/2035		810,000	824,985
Republic of Peru, 6.85%, 8/12/2035	PEN	6,262,000	1,903,417
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	599,155
Republic of Romania, 6%, 5/25/2034		$532,000	528,341
Republic of Serbia, 6.5%, 9/26/2033 (n)		255,000	276,629
Republic of Serbia, 6%, 6/12/2034 (n)		450,000	468,945
Republic of South Africa, 8.875%, 2/28/2035	ZAR	29,166,000	1,656,522
State of Kuwait, 4.016%, 10/09/2028 (n)(w)		$456,000	456,000
United Mexican States, 5.85%, 7/02/2032		495,000	511,038
United Mexican States, 7.5%, 5/26/2033	MXN	16,000,000	824,808
United Mexican States, 6.625%, 1/29/2038		$200,000	210,202
			$39,125,950
Energy - Independent – 0.0%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$150,000	$159,400
Energy - Integrated – 0.3%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	180,000	$134,253
BP Capital Markets PLC, 6%, 2/19/2173	GBP	190,000	259,803
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	250,000	213,887
TotalEnergies Capital International S.A., 3.647%, 7/01/2035		300,000	354,021
			$961,964
Entertainment – 0.2%
Carnival Corp., 5.75%, 1/15/2030	EUR	130,000	$164,595
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		$285,000	292,262
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036 (w)		93,000	93,543
			$550,400
Financial Institutions – 0.5%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		$166,000	$163,996
Fastighets AB Balder, 4%, 2/19/2032	EUR	280,000	329,747
Heimstaden Bostad AB, 8.375%, 1/29/2030		280,000	341,843
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$64,000	64,895
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		166,000	177,820
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		98,000	100,579
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		98,000	101,147
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		138,000	128,870
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	200,000	236,074
			$1,644,971

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.9%
Anheuser-Busch InBev S.A., 4.125%, 5/19/2045	EUR	100,000	$115,850
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$180,000	170,655
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	161,771
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	316,443
Flowers Foods, Inc., 5.75%, 3/15/2035		170,000	173,154
Flowers Foods, Inc., 6.2%, 3/15/2055		79,000	78,323
Heineken N.V., 3.505%, 5/03/2034 (w)	EUR	340,000	401,190
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		$329,000	335,978
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		194,000	204,425
Kraft Heinz Foods Co., 4.375%, 6/01/2046		241,000	200,557
Mars, Inc., 4.8%, 3/01/2030 (n)		168,000	171,155
Mars, Inc., 5.2%, 3/01/2035 (n)		387,000	395,567
Mars, Inc., 5.7%, 5/01/2055 (n)		259,000	262,353
			$2,987,421
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$359,000	$353,148
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		243,000	243,598
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		309,000	341,377
			$938,123
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$349,000	$360,384
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		200,000	203,004
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	220,000	298,187
IHG Finance LLC, 3.375%, 9/10/2030	EUR	100,000	117,636
Marriott International, Inc., 2.85%, 4/15/2031		$175,000	161,041
Sands China Ltd., 4.375%, 6/18/2030		226,000	222,229
			$1,362,481
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$213,000	$222,054
Prysmian S.p.A., 5.25% to 8/21/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.012%) to 8/21/2035, FLR (EUR ICE Swap Rate - 5yr. + 3.262%) to 8/21/2050, FLR (EUR ICE Swap Rate - 5yr. + 4.012%) to 8/21/2173	EUR	200,000	244,940
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	244,266
WSP Global, Inc., 5.548%, 11/22/2030	CAD	304,000	235,980
			$947,240
Insurance – 0.7%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$375,557
Aviva PLC, 4.625%, 8/28/2056	EUR	166,000	198,670
Corebridge Financial, Inc., 4.35%, 4/05/2042		$166,000	143,295
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		280,000	281,247
Legal and General Group PLC, 4.375%, 9/04/2055	EUR	160,000	188,546
MetLife, Inc., 5.3%, 12/15/2034		$284,000	295,397
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	110,000	129,993
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$412,000	443,210
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		235,000	258,761
			$2,314,676
Insurance - Health – 0.3%
Elevance Health, Inc., 5.375%, 6/15/2034		$154,000	$158,804
Humana, Inc., 5.375%, 4/15/2031		125,000	128,576
Humana, Inc., 5.55%, 5/01/2035		341,000	347,397
UnitedHealth Group, Inc., 5.15%, 7/15/2034		332,000	340,750
			$975,527

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.6%
American International Group, Inc., 5.125%, 3/27/2033		$247,000	$254,095
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		75,000	83,159
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		161,000	160,292
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	456,000	334,108
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$282,000	292,361
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		242,000	255,761
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	290,000	338,074
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$221,000	216,673
			$1,934,523
International Market Quasi-Sovereign – 0.6%
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035	EUR	200,000	$235,272
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		272,000	325,071
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		280,000	328,534
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	282,713
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	220,000	262,616
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033 (w)		200,000	233,730
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	402,000	300,230
			$1,968,166
International Market Sovereign – 13.2%
Commonwealth of Australia, 1.75%, 11/21/2032	AUD	2,797,000	$1,591,500
Commonwealth of Australia, 3.5%, 12/21/2034		1,706,000	1,064,967
Commonwealth of Australia, 2.75%, 5/21/2041		3,034,000	1,584,938
Federal Republic of Germany, 2.2%, 2/15/2034	EUR	100,000	113,952
Federal Republic of Germany, 2.5%, 8/15/2054		460,000	463,642
Government of Bermuda, 5%, 7/15/2032 (n)		$716,000	732,955
Government of Canada, 2.75%, 3/01/2030	CAD	2,971,000	2,140,200
Government of Canada, 2%, 6/01/2032		2,095,000	1,421,731
Government of Canada, 3.25%, 12/01/2034		2,238,000	1,622,964
Government of France, 2.7%, 2/25/2031 (n)	EUR	1,390,000	1,621,613
Government of Japan, 1.2%, 12/20/2034	JPY	116,000,000	757,300
Government of Japan, 2.4%, 12/20/2034		58,750,000	424,322
Government of Japan, 1.4%, 3/20/2035		231,000,000	1,531,378
Government of Japan, 0.3%, 12/20/2039		728,800,000	3,824,198
Government of Japan, 2.3%, 3/20/2040		145,000,000	997,356
Government of Japan, 0.4%, 3/20/2050		180,600,000	692,260
Government of Japan, 0.7%, 12/20/2051		221,650,000	875,479
Government of New Zealand, 2%, 5/15/2032	NZD	663,000	344,314
Government of New Zealand, 1.75%, 5/15/2041		409,000	159,049
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	1,255,000	1,508,856
Kingdom of Spain, 3.15%, 4/30/2035 (n)		853,000	997,590
Kingdom of Spain, 3.9%, 7/30/2039 (n)		2,640,000	3,200,739
Kingdom of Norway, 3.75%, 6/12/2035 (n)	NOK	10,750,000	1,051,671
Republic of Finland, 3%, 9/15/2035 (n)	EUR	417,000	486,049
Republic of France, 3.25%, 5/25/2055 (n)		1,335,000	1,284,218
Republic of Iceland, 5%, 11/15/2028	ISK	67,100,000	520,592
Republic of Iceland, 6.5%, 1/24/2031		84,000,000	677,125
Republic of Italy, 1.45%, 3/01/2036	EUR	3,561,000	3,423,778
Republic of Italy, 4.15%, 10/01/2039 (n)		1,447,000	1,749,936
Republic of Italy, 4.3%, 10/01/2054 (n)		628,000	724,394
United Kingdom Treasury, 4%, 10/22/2031	GBP	2,921,000	3,868,544
United Kingdom Treasury, 1.25%, 10/22/2041		2,243,000	1,737,999
United Kingdom Treasury, 1.5%, 7/22/2047		929,000	625,580
United Kingdom Treasury, 3.75%, 7/22/2052		1,176,000	1,196,662
			$45,017,851
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	126,000	$144,378

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.4%
Alliander N.V., 3.5%, 5/06/2037	EUR	190,000	$220,853
Province of Alberta, 1.65%, 6/01/2031	CAD	180,000	120,080
Province of British Columbia, 2.95%, 6/18/2050		300,000	166,204
Province of Ontario, 3.25%, 7/03/2035	EUR	680,000	796,468
			$1,303,605
Machinery & Tools – 0.1%
CNH Industrial NV, 3.875%, 9/03/2035	EUR	380,000	$445,350
Major Banks – 2.9%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$154,000	$157,860
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		312,000	284,226
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		205,000	213,722
Citigroup, Inc., 4.296% to 7/23/2035, FLR (EURIBOR - 3mo. + 1.611%) to 7/23/2036	EUR	270,000	323,414
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173		$284,000	292,678
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		435,000	393,521
Danske Bank A.S., 1.549%, 9/10/2027 (n)		332,000	323,550
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		273,000	274,428
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		300,000	306,449
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		308,000	310,913
Erste Group Bank AG, 6.375%, 11/20/2173	EUR	200,000	244,203
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$164,000	166,090
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		342,000	344,274
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		234,000	239,649
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		267,000	278,878
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		548,000	484,414
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		196,000	205,057
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	300,000	359,332
mBank S.A., 4.778% to 9/25/2030, FLR (EUR ICE Swap Rate - 5yr. +2.5%) to 9/25/2035		200,000	240,665
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		$261,000	265,205
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		262,000	254,219
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		306,000	318,822
Nationwide Building Society, 4.351%, 9/30/2030 (n)		267,000	265,999
Nationwide Building Society, 7.875%, 12/10/2173	GBP	200,000	278,609
NatWest Group PLC, 3.632%, 9/03/2034	EUR	340,000	398,341
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$281,000	296,324
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		121,000	126,252
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		448,000	399,509
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2170 (n)		365,000	331,996
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)		200,000	203,886
Unicaja Banco S.A., 3.5% to 6/30/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.35%) to 6/30/2031	EUR	300,000	354,554
Unicaja Banco S.A., 4.875% to 5/18/2027, FLR (EUR Swap Rate - 5yr. + 5.02%) to 2/18/2174		200,000	236,148
UniCredit S.p.A., 3.725%, 6/10/2035		300,000	353,853
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$228,000	235,891
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		260,000	242,027
			$10,004,958
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 4.874%, 2/08/2029		$309,000	$315,099
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		255,000	157,257
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	308,389
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032 (w)		287,000	287,044
			$1,067,789
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$229,000	$236,157

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.2%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	390,000	$456,313
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		$230,000	236,434
			$692,747
Midstream – 0.8%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		$299,000	$305,462
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		265,000	284,255
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		266,000	262,064
Energy Transfer LP, 5.95%, 5/15/2054		167,000	161,728
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	425,000	291,612
Plains All American Pipeline LP, 5.7%, 9/15/2034		$281,000	289,635
Plains All American Pipeline LP, 5.6%, 1/15/2036		174,000	176,187
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		41,000	40,667
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		130,000	138,312
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		58,000	59,694
Targa Resources Corp., 4.95%, 4/15/2052		236,000	202,011
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		389,000	367,157
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		125,000	131,582
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		86,000	91,347
			$2,801,713
Mortgage-Backed – 6.3%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$1,841,906	$1,840,438
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		614,665	628,731
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		50,979	53,026
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		80,992	85,146
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		439,380	426,759
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,023,009	957,919
Fannie Mae, 5.156%, 10/25/2052		538,124	528,314
Fannie Mae, 5.756%, 12/25/2054		293,483	295,500
Fannie Mae, 5.706%, 7/25/2055		358,718	360,880
Fannie Mae, TBA, 3.5%, 10/14/2055		525,000	479,599
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052		1,016,697	864,544
Fannie Mae, UMBS, 2%, 2/01/2051 - 2/01/2052		668,828	543,643
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052		715,757	631,259
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		414,407	424,155
Fannie Mae, UMBS, 5.5%, 11/01/2053		62,120	62,925
Freddie Mac, 1.486%, 3/25/2027 (i)		809,000	14,448
Freddie Mac, 0.734%, 1/25/2030 (i)		1,004,835	22,855
Freddie Mac, 1.913%, 4/25/2030 (i)		1,420,926	101,845
Freddie Mac, 1.954%, 4/25/2030 (i)		1,365,340	100,756
Freddie Mac, 1.769%, 5/25/2030 (i)		1,747,943	120,616
Freddie Mac, 1.907%, 5/25/2030 (i)		3,920,368	292,918
Freddie Mac, 1.435%, 6/25/2030 (i)		1,615,349	90,875
Freddie Mac, 1.701%, 8/25/2030 (i)		1,436,842	98,577
Freddie Mac, 1.261%, 9/25/2030 (i)		905,456	46,795
Freddie Mac, 1.17%, 11/25/2030 (i)		1,823,916	90,078
Freddie Mac, 0.412%, 1/25/2031 (i)		6,666,898	89,122
Freddie Mac, 0.606%, 3/25/2031 (i)		8,077,837	183,509
Freddie Mac, 1.039%, 7/25/2031 (i)		1,499,257	73,247
Freddie Mac, 0.632%, 9/25/2031 (i)		6,201,367	175,350
Freddie Mac, 0.954%, 9/25/2031 (i)		1,902,494	83,033
Freddie Mac, 0.664%, 12/25/2031 (i)		1,517,361	44,632
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		10,685	10,952
Freddie Mac, 1.091%, 9/25/2034 (i)		1,094,107	76,464
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		179,339	184,127
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		354,935	356,068
Freddie Mac, 5.656%, 8/25/2054		608,736	611,213
Freddie Mac, 5.756%, 2/25/2055 - 6/25/2055		639,665	643,890

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 8.306%, 9/25/2055		$112,730	$116,744
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049		635,275	589,052
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053		1,388,496	1,223,471
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052		1,281,078	1,082,436
Freddie Mac, UMBS, 2%, 1/01/2052 - 2/01/2052		1,807,844	1,464,159
Freddie Mac, UMBS, 4%, 5/01/2052		38,575	36,691
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055		249,060	257,111
Freddie Mac, UMBS, 6.5%, 8/01/2053 - 11/01/2054		376,922	391,420
Freddie Mac, UMBS, 5.5%, 4/01/2054 - 11/01/2054		1,703,521	1,718,474
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		83,015	83,558
Ginnie Mae, 3.5%, 6/20/2043		339,155	319,705
Ginnie Mae, 4.549%, 10/20/2045		96,865	94,141
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052		1,026,488	886,345
Ginnie Mae, 2%, 1/20/2052		301,965	249,637
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052		360,134	322,185
Ginnie Mae, 4%, 8/20/2052		119,090	113,103
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053		506,238	512,957
Ginnie Mae, 5.438%, 10/20/2054		218,613	218,553
			$21,373,950
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$135,000	$131,082
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		535,000	502,236
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		530,000	519,147
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		440,000	449,149
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	404,886
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		275,000	288,323
			$2,294,823
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$321,000	$338,585
Engie S.A., 3.25%, 1/11/2032	EUR	100,000	117,298
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054		$138,000	142,991
Sempra, 6.375% to 4/01/2031, FLR (CMT - 5yr. + 2.632%) to 4/01/2056		92,000	94,415
Vier Gas Transport GmbH, 3.625%, 9/08/2033	EUR	100,000	117,420
			$810,709
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$157,000	$159,117
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	390,000	388,474
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$102,000	101,732
			$649,323
Network & Telecom – 0.2%
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$346,000	$354,362
NTT Finance Corp., 3.678%, 7/16/2033	EUR	110,000	131,108
NTT Finance Corp., 4.091%, 7/16/2037		100,000	120,648
			$606,118
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$197,000	$203,349
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		325,000	315,254
			$518,603
Other Banks & Diversified Financials – 1.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$400,000	$424,615
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	270,000	323,573
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$200,000	210,397
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		300,000	264,558

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A., 3.375%, 6/26/2035	EUR	300,000	$349,304
CaixaBank S.A., 3.75%, 1/27/2036		200,000	235,672
CBQ Finance Ltd., 4.625%, 9/10/2030		$400,000	401,531
Commerzbank AG, 3.75% to 6/06/2033, FLR (EURIBOR - 3mo. + 1.43%) to 6/06/2034	EUR	200,000	236,806
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$227,000	241,218
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)		245,000	248,176
PKO Bank Polski S.A., 3.625%, 6/30/2031	EUR	217,000	255,879
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		$315,000	323,013
			$3,514,742
Pharmaceuticals – 0.3%
AbbVie, Inc., 4.875%, 3/15/2030		$78,000	$80,290
AbbVie, Inc., 5.35%, 3/15/2044		184,000	184,592
AbbVie, Inc., 5.4%, 3/15/2054		131,000	130,258
Biogen, Inc., 5.05%, 1/15/2031		213,000	218,974
Eli Lilly & Co., 5.5%, 2/12/2055		283,000	289,064
Sandoz Finance B.V., 4%, 3/26/2035	EUR	140,000	167,328
			$1,070,506
Pollution Control – 0.1%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$177,521
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		142,000	148,592
			$326,113
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$260,000	$275,118
Printing & Publishing – 0.1%
Informa PLC, 3.375%, 6/09/2031	EUR	150,000	$176,434
News Corp., 3.875%, 5/15/2029 (n)		$352,000	339,980
			$516,414
Railroad & Shipping – 0.2%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$292,000	$292,657
Union Pacific Corp., 3.25%, 2/05/2050		410,000	288,705
			$581,362
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$194,000	$190,909
COPT Defense Properties, 4.5%, 10/15/2030 (w)		118,000	117,222
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		95,000	94,031
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		142,000	148,987
			$551,149
Real Estate - Retail – 0.4%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	433,000	$330,262
Hammerson PLC, 5.875%, 10/08/2036	GBP	200,000	261,450
Klepierre S.A., 3.75%, 9/30/2037	EUR	100,000	117,491
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	455,420
STORE Capital Corp., REIT, 2.7%, 12/01/2031		23,000	20,135
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		169,000	165,573
			$1,350,331
Restaurants – 0.1%
Punch Finance PLC, 7.875%, 12/30/2030	GBP	237,000	$324,961

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.2%
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032	EUR	235,000	$282,823
El Corte Inglés S.A., 3.5%, 7/24/2033		100,000	115,911
Home Depot, Inc., 4.875%, 2/15/2044		$178,000	168,906
Home Depot, Inc., 3.625%, 4/15/2052		109,000	81,661
			$649,301
Specialty Chemicals – 0.2%
Linde PLC, 3.4%, 2/14/2036	EUR	200,000	$233,101
Linde PLC, 3.25%, 2/18/2037		300,000	341,273
			$574,374
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$212,000	$157,838
Richemont International S.A., 1.625%, 5/26/2040	EUR	140,000	124,734
			$282,572
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054		$167,000	$162,768
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	140,000	164,550
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	160,000	207,942
			$535,260
Supranational – 1.0%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$200,000	$200,000
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		200,000	206,680
European Union, 2.75%, 12/13/2032	EUR	1,370,000	1,599,667
European Union, 4%, 10/12/2055		273,000	317,904
International Bank for Reconstruction and Development, 4.125%, 10/22/2030	GBP	785,000	1,050,508
			$3,374,759
Telecommunications - Wireless – 0.3%
America Movil B.V., 3%, 9/30/2030	EUR	300,000	$351,567
American Tower Corp., 3.625%, 5/30/2032		210,000	250,659
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		200,000	236,057
T-Mobile USA, Inc., 5.05%, 7/15/2033		$246,000	251,280
			$1,089,563
Telephone Services – 0.2%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	150,000	$163,855
TELUS Corp., 2.85%, 11/13/2031	CAD	642,000	439,915
			$603,770
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	167,000	$202,493
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$267,000	276,442
JT International Financial Services B.V., 3.87%, 9/04/2055	EUR	180,000	211,148
			$690,083
Transportation - Services – 0.3%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	136,000	$161,145
DSV Finance B.V., 3.375%, 11/06/2034		100,000	116,271
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$78,000	79,009
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		268,000	273,376
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	140,000	190,732
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	136,000	158,381
InPost S.A., 4%, 4/01/2031		178,000	209,374
			$1,188,288

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$4,318	$4,313
U.S. Treasury Obligations – 2.3%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$2,413,000	$2,185,745
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		1,998,000	2,001,434
U.S. Treasury Notes, 2.75%, 8/15/2032		1,793,000	1,666,860
U.S. Treasury Notes, 4.25%, 5/15/2035		1,812,000	1,828,704
			$7,682,743
Utilities - Electric Power – 2.5%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$397,276
AEP Texas, Inc., 5.7%, 5/15/2034		277,000	288,265
AEP Transmission Co. LLC, 5.375%, 6/15/2035		234,000	242,103
Amprion GmbH, 3.875%, 6/05/2036	EUR	200,000	236,273
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$92,000	89,412
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	65,328
Bruce Power LP, 2.68%, 12/21/2028	CAD	365,000	258,902
Bruce Power LP, 4.27%, 12/21/2034		410,000	296,583
Duke Energy Florida LLC, 6.2%, 11/15/2053		$208,000	227,315
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	450,000	524,862
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	200,000	267,751
Emera U.S. Finance LP, 2.639%, 6/15/2031		$449,000	400,809
Enel Americas S.A., 4%, 10/25/2026		855,000	853,488
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		230,000	205,364
Energuate Trust, 6.35%, 9/15/2035 (n)		200,000	201,377
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	273,000	327,115
Eversource Energy, 5.5%, 1/01/2034		$253,000	261,251
Georgia Power Co., 4.95%, 5/17/2033		247,000	251,963
Hydro One, Inc., 4.25%, 1/04/2035	CAD	493,000	361,455
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$184,000	164,517
Jersey Central Power & Light Co., 5.1%, 1/15/2035		160,000	162,156
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	250,000	297,788
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$225,000	229,480
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		297,000	307,186
Pacific Gas & Electric Co., 6.1%, 1/15/2029		68,000	71,135
Pacific Gas & Electric Co., 6.4%, 6/15/2033		53,000	56,972
Pacific Gas & Electric Co., 5.9%, 10/01/2054		43,000	41,886
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		337,000	328,524
PSEG Power LLC, 5.2%, 5/15/2030 (n)		320,000	328,290
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	260,000	303,083
Xcel Energy, Inc., 5.5%, 3/15/2034		$155,000	159,946
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		73,000	74,951
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		155,000	162,440
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		35,000	36,704
			$8,481,950
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	333,000	$379,723
Utilities - Water – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	230,000	$272,327
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		190,000	221,786
			$494,113
Total Bonds			$207,133,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 34.0%
Aerospace & Defense – 0.7%
Boeing Co. (a)	956	$206,334
General Dynamics Corp. (f)	1,408	480,128
Honeywell International, Inc. (f)	2,207	464,574
L3Harris Technologies, Inc.	2,020	616,928
Leidos Holdings, Inc.	2,415	456,338
		$2,224,302
Alcoholic Beverages – 0.6%
Ambev S.A.	266,500	$605,381
Diageo PLC	29,605	704,771
Heineken N.V.	8,074	630,586
Kirin Holdings Co. Ltd.	17,300	253,560
		$2,194,298
Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	2,427	$465,690
Automotive – 0.9%
Aptiv PLC (a)	10,729	$925,054
Compagnie Generale des Etablissements Michelin	20,634	741,159
Continental AG	1,781	117,346
Lear Corp.	5,680	571,465
LKQ Corp. (f)	17,474	533,656
PT Astra International Tbk	417,100	144,540
		$3,033,220
Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	4,011	$111,947
Omnicom Group, Inc. (f)	14,003	1,141,665
Publicis Groupe S.A.	4,941	473,824
		$1,727,436
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp. (f)	26,105	$2,492,244
CME Group, Inc.	2,898	783,011
Euronext N.V.	1,102	164,831
IG Group Holdings PLC	6,332	91,821
		$3,531,907
Business Services – 0.8%
Accenture PLC, “A”	1,322	$326,005
Cognizant Technology Solutions Corp., “A”	2,316	155,334
Fidelity National Information Services, Inc.	4,435	292,444
Fiserv, Inc. (a)	4,225	544,729
Fujitsu Ltd.	4,200	98,947
Secom Co. Ltd.	9,600	352,166
Sodexo	10,040	632,074
Tata Consultancy Services Ltd.	5,395	175,506
Verisk Analytics, Inc., “A”	569	143,109
		$2,720,314
Chemicals – 0.2%
PPG Industries, Inc.	6,217	$653,469
Computer Software – 0.4%
Microsoft Corp. (f)	2,489	$1,289,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.5%
Amadeus IT Group S.A.	9,248	$731,950
Cap Gemini S.A.	6,302	917,049
Hitachi Ltd.	25,500	677,655
Hon Hai Precision Industry Co. Ltd.	93,000	659,099
Lenovo Group Ltd.	80,000	118,736
NEC Corp.	28,300	906,878
Samsung Electronics Co. Ltd.	18,348	1,097,179
		$5,108,546
Construction – 0.9%
Anhui Conch Cement Co. Ltd.	142,500	$430,323
Compagnie de Saint-Gobain S.A.	7,386	804,636
Masco Corp. (f)	13,867	976,098
Midea Group Co. Ltd., “A”	22,300	227,622
Stanley Black & Decker, Inc.	2,895	215,185
Techtronic Industries Co. Ltd.	41,500	530,886
		$3,184,750
Consumer Products – 1.1%
Colgate-Palmolive Co.	12,591	$1,006,525
Kao Corp.	2,600	113,417
Kenvue, Inc. (f)	65,515	1,063,308
Kimberly-Clark Corp. (f)	7,704	957,915
Reckitt Benckiser Group PLC	9,170	708,206
		$3,849,371
Containers – 0.0%
Smurfit Westrock PLC	2,710	$115,365
Electrical Equipment – 1.3%
Amphenol Corp., “A”	916	$113,355
Aumovio SE (a)	891	36,718
Eaton Corp. PLC	1,221	456,959
Johnson Controls International PLC	8,610	946,670
Legrand S.A.	4,078	680,257
Mitsubishi Electric Corp.	40,800	1,049,210
Schneider Electric SE	3,926	1,108,331
		$4,391,500
Electronics – 1.0%
Intel Corp. (a)	19,481	$653,588
Kyocera Corp.	44,500	598,659
Lam Research Corp.	2,302	308,238
MediaTek, Inc.	13,000	560,896
NVIDIA Corp.	1,806	336,964
NXP Semiconductors N.V.	4,259	969,902
		$3,428,247
Energy - Independent – 0.8%
ConocoPhillips (f)	10,200	$964,818
EOG Resources, Inc.	655	73,438
Expand Energy Corp.	5,370	570,509
Phillips 66 (f)	5,556	755,727
Woodside Energy Group Ltd.	13,382	203,928
		$2,568,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.8%
Cenovus Energy, Inc.	16,683	$283,265
Chevron Corp.	7,566	1,174,924
Eni S.p.A.	72,456	1,264,606
Exxon Mobil Corp. (f)	6,037	680,672
PetroChina Co. Ltd.	510,000	463,997
Suncor Energy, Inc.	20,668	864,916
TotalEnergies SE	20,464	1,248,733
		$5,981,113
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	4,525	$178,994
Food & Beverages – 0.6%
Danone S.A.	8,637	$752,003
General Mills, Inc. (f)	9,666	487,360
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	22,300	85,460
Nestle S.A.	2,513	230,670
Nomad Foods Ltd.	5,050	66,407
PepsiCo, Inc.	1,870	262,623
WH Group Ltd.	96,500	104,536
		$1,989,059
Food & Drug Stores – 0.6%
Tesco PLC	329,198	$1,972,399
Gaming & Lodging – 0.1%
Brightstar Lottery PLC	10,023	$172,897
OPAP S.A.	1,876	43,764
		$216,661
Health Maintenance Organizations – 0.6%
Cigna Group (f)	5,672	$1,634,954
Humana, Inc.	1,800	468,306
		$2,103,260
Insurance – 1.8%
American International Group, Inc.	1,046	$82,153
Aon PLC (s)	4,230	1,508,333
Chubb Ltd.	3,873	1,093,154
Corebridge Financial, Inc.	14,069	450,911
DB Insurance Co. Ltd.	932	92,001
Equitable Holdings, Inc.	7,342	372,827
Hartford Insurance Group, Inc.	2,713	361,887
Manulife Financial Corp.	17,303	539,095
MetLife, Inc.	4,972	409,544
Sompo Holdings, Inc.	8,600	266,051
Willis Towers Watson PLC	3,115	1,076,077
		$6,252,033
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	1,868	$246,146
Leisure & Toys – 0.3%
Electronic Arts, Inc.	3,012	$607,520
NetEase, Inc.	14,900	453,398
		$1,060,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.4%
AGCO Corp.	1,810	$193,797
Daikin Industries Ltd.	1,700	196,342
Finning International, Inc.	5,810	269,898
GEA Group AG	1,495	110,446
Kubota Corp.	8,200	103,300
Regal Rexnord Corp.	3,065	439,643
Wabtec Corp.	983	197,062
		$1,510,488
Major Banks – 4.2%
ABN AMRO Group N.V., GDR	26,611	$851,363
Bank of America Corp. (s)	30,488	1,572,876
BNP Paribas S.A.	18,279	1,666,281
DBS Group Holdings Ltd.	9,350	370,753
Goldman Sachs Group, Inc. (s)	1,524	1,213,637
JPMorgan Chase & Co. (f)	3,038	958,276
Mitsubishi UFJ Financial Group, Inc.	104,100	1,685,197
National Bank of Greece S.A.	18,217	265,337
NatWest Group PLC	368,311	2,583,700
PNC Financial Services Group, Inc.	1,824	366,496
UBS Group AG	59,445	2,443,701
Wells Fargo & Co.	4,912	411,724
		$14,389,341
Medical & Health Technology & Services – 0.2%
Fresenius Medical Care AG	2,846	$149,334
ICON PLC (a)	3,923	686,525
		$835,859
Medical Equipment – 1.3%
Agilent Technologies, Inc.	3,559	$456,797
Becton, Dickinson and Co.	9,069	1,697,445
Medtronic PLC (f)	21,621	2,059,184
Waters Corp. (a)	828	248,243
		$4,461,669
Metals & Mining – 0.8%
Glencore PLC	152,244	$703,557
Rio Tinto PLC	14,035	924,909
Toyota Tsusho Corp.	26,400	732,277
Vale S.A.	28,400	307,252
		$2,667,995
Natural Gas - Distribution – 0.2%
Atmos Energy Corp.	3,877	$661,998
Network & Telecom – 0.1%
LM Ericsson Telephone Co., “B”	57,307	$475,361
Oil Services – 0.1%
Tenaris S.A.	10,313	$184,590
Other Banks & Diversified Financials – 1.3%
China Construction Bank Corp.	795,000	$764,153
Grupo Financiero Banorte S.A. de C.V.	13,477	135,760
Julius Baer Group Ltd.	9,277	645,243
Kasikornbank Co. Ltd.	33,300	171,612
M&T Bank Corp.	974	192,482
Northern Trust Corp. (f)	15,541	2,091,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Popular, Inc.	2,194	$278,660
Sberbank of Russia PJSC (a)(u)	137,348	0
Synchrony Financial	2,536	180,183
		$4,459,911
Pharmaceuticals – 2.8%
AbbVie, Inc. (f)	5,901	$1,366,317
Johnson & Johnson (f)	12,657	2,346,861
Pfizer, Inc. (f)	94,714	2,413,313
Roche Holding AG	7,087	2,332,553
Sandoz Group AG	4,109	244,352
Sanofi	10,603	1,002,241
		$9,705,637
Printing & Publishing – 0.2%
Informa PLC	53,954	$665,835
Railroad & Shipping – 0.3%
Union Pacific Corp.	3,189	$753,784
Yangzijian Shipbuilding Holdings Ltd.	40,900	106,851
		$860,635
Real Estate - Office – 0.1%
Cousins Properties, Inc., REIT	4,618	$133,645
Highwoods Properties, Inc., REIT	8,519	271,075
		$404,720
Restaurants – 0.2%
Aramark	18,300	$702,720
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	7,075	$503,368
Axalta Coating Systems Ltd. (a)	8,416	240,866
FUJIFILM Holdings Corp.	4,700	116,988
Nitto Denko Corp.	4,100	97,506
		$958,728
Specialty Stores – 0.4%
Bath & Body Works, Inc.	4,571	$117,749
Home Depot, Inc.	1,073	434,769
Shimamura Co. Ltd.	2,600	173,861
Tapestry, Inc.	3,480	394,005
Target Corp.	2,463	220,931
		$1,341,315
Telecom Services – 0.9%
Comcast Corp., “A” (f)	37,722	$1,185,225
Hellenic Telecommunications Organization S.A.	16,152	305,688
KDDI Corp.	61,100	975,262
Koninklijke KPN N.V.	107,230	514,863
		$2,981,038
Tobacco – 1.0%
Altria Group, Inc.	5,842	$385,923
British American Tobacco PLC	30,189	1,602,528
Philip Morris International, Inc.	7,837	1,271,161
		$3,259,612

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.4%
CLP Holdings Ltd.	13,500	$111,807
Duke Energy Corp.	3,729	461,464
E.ON SE	46,640	876,945
Edison International (f)	8,840	488,675
Iberdrola S.A.	19,849	376,104
National Grid PLC	93,756	1,351,642
PG&E Corp. (f)	58,060	875,545
Xcel Energy, Inc.	1,139	91,860
		$4,634,042
Total Common Stocks		$115,648,090
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	14,893	$1,202,117
Metals & Mining – 0.0%
Gerdau S.A.	29,868	$93,214
Total Preferred Stocks		$1,295,331
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.1%
Boeing Co., 6%, 10/15/2027	4,275	$297,412
Utilities - Electric Power – 0.2%
NextEra Energy, Inc., 7.234%, 11/01/2027	10,149	$477,307
PG&E Corp., 6%, 12/01/2027	6,840	269,359
		$746,666
Total Convertible Preferred Stocks		$1,044,078
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027	$97,000	$98,096
Mutual Funds (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 4.19% (v)	16,662,425	$16,664,091

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Euro Stoxx 50 Index – 6/19/2026 @ EUR 4,900	Put	Goldman Sachs International	$6,492,450	100	$139,595
Euro Stoxx 50 Index – 2/20/2026 @ EUR 4,800	Put	Goldman Sachs International	4,934,262	76	44,703
iShares MSCI Emerging Market ETF – 6/18/2026 @ $43	Put	Merrill Lynch International	10,146,000	1,900	89,300
S&P 500 Index – 12/19/2025 @ $4,250	Put	Merrill Lynch International	6,019,614	9	4,230
S&P 500 Index – 12/19/2025 @ $4,800	Put	Merrill Lynch International	4,681,922	7	6,531
Total Purchased Options					$284,359

Other Assets, Less Liabilities – (0.5)%	(1,570,488)
Net Assets – 100.0%	$340,597,251

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,664,091 and
$325,503,648, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,395,568, representing 14.5% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
HICP	Harmonized Index of Consumer Prices
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

Portfolio of Investments (unaudited) – continued
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 9/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	839,843	USD	550,544	Barclays Bank PLC	10/17/2025	$5,302
AUD	5,532,000	USD	3,565,833	Deutsche Bank AG	2/12/2026	99,281
AUD	1,627,269	USD	1,062,702	HSBC Bank	10/17/2025	14,299
AUD	5,950,729	USD	3,897,025	JPMorgan Chase Bank N.A.	10/17/2025	41,440
AUD	1,403,342	USD	913,394	State Street Corp.	10/17/2025	15,401
BRL	2,310,293	USD	416,052	Barclays Bank PLC	11/28/2025	12,228
CHF	2,731,000	USD	3,463,398	Citibank N.A.	2/12/2026	19,402
CNH	55,932,031	USD	7,836,043	Barclays Bank PLC	10/17/2025	14,849
CNH	3,624,000	USD	506,554	Merrill Lynch International	10/17/2025	2,128
COP	1,149,784,960	USD	278,621	Citibank N.A.	2/12/2026	9,284
COP	1,186,566,177	USD	292,474	Citibank N.A.	10/09/2025	9,897
CZK	21,422,219	USD	1,021,658	HSBC Bank	10/17/2025	11,866
CZK	6,875,935	USD	324,682	Merrill Lynch International	10/17/2025	7,050
CZK	5,280,461	USD	251,650	State Street Corp.	10/17/2025	3,108
EUR	1,418,871	USD	1,660,083	Citibank N.A.	10/17/2025	7,269
EUR	68,840	USD	80,870	Deutsche Bank AG	10/17/2025	25
EUR	2,011,859	USD	2,349,498	HSBC Bank	10/17/2025	14,688
EUR	592,173	USD	693,072	JPMorgan Chase Bank N.A.	10/17/2025	2,805
EUR	365,166	USD	424,611	Merrill Lynch International	10/17/2025	4,504
EUR	368,000	USD	433,277	Morgan Stanley Capital Services LLC	2/12/2026	1,918
EUR	4,722,609	USD	5,524,693	State Street Corp.	10/17/2025	24,962
EUR	981,246	USD	1,152,335	UBS AG	10/17/2025	752
GBP	679,679	USD	902,920	State Street Corp.	10/17/2025	11,259
HUF	54,010,339	USD	156,733	Goldman Sachs International	10/17/2025	5,710
IDR	10,184,889,000	USD	607,075	Barclays Bank PLC	10/31/2025	3,932
ILS	139,194	USD	42,034	State Street Corp.	1/20/2026	14
JPY	298,553,710	USD	1,997,374	JPMorgan Chase Bank N.A.	10/17/2025	24,644
MXN	19,921,041	USD	1,056,245	State Street Corp.	10/17/2025	29,811
MYR	3,592,424	USD	848,370	Barclays Bank PLC	10/10/2025	5,519
NOK	7,135,999	USD	705,337	Citibank N.A.	10/17/2025	9,799
NOK	10,045,000	USD	980,557	Deutsche Bank AG	2/12/2026	25,974
NOK	152,639,623	USD	14,970,050	HSBC Bank	2/12/2026	324,778
PEN	549,565	USD	153,737	Barclays Bank PLC	10/21/2025	4,467
PLN	749,259	USD	205,249	Barclays Bank PLC	10/17/2025	852
PLN	1,500,493	USD	410,863	State Street Corp.	10/17/2025	1,882
RON	1,057,543	USD	242,497	Citibank N.A.	10/17/2025	1,511
SEK	8,034,385	USD	837,792	HSBC Bank	10/17/2025	16,469
SEK	401,942	USD	42,537	Merrill Lynch International	10/17/2025	200
SEK	127,609,497	USD	13,499,083	State Street Corp.	2/12/2026	162,599
USD	4,429,535	AUD	6,675,000	HSBC Bank	2/12/2026	7,150
USD	1,120,060	CAD	1,542,737	Citibank N.A.	10/17/2025	10,681
USD	1,499,692	CAD	2,049,014	Merrill Lynch International	10/17/2025	26,250
USD	7,800,050	CAD	10,732,830	State Street Corp.	2/12/2026	41,662
USD	3,731,249	CAD	5,093,743	State Street Corp.	10/17/2025	68,346
USD	1,423,069	CAD	1,964,777	UBS AG	10/17/2025	10,203
USD	4,105,408	CHF	3,217,000	State Street Corp.	2/12/2026	2,820
USD	212,002	CLP	201,652,372	Citibank N.A.	10/10/2025	2,250
USD	1,146,247	EUR	973,563	Barclays Bank PLC	10/17/2025	2,189

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	175,460	EUR	148,618	BNP Paribas	10/17/2025	$815
USD	117,710	EUR	100,000	Citibank N.A.	10/17/2025	198
USD	1,423,774	EUR	1,206,518	HSBC Bank	10/17/2025	5,966
USD	269,038	EUR	228,441	JPMorgan Chase Bank N.A.	10/17/2025	592
USD	559,599	EUR	475,600	State Street Corp.	10/17/2025	710
USD	1,067,812	GBP	784,364	Citibank N.A.	10/17/2025	12,831
USD	1,299,689	GBP	964,561	Goldman Sachs International	10/17/2025	2,340
USD	989,527	GBP	731,346	HSBC Bank	2/12/2026	6,128
USD	1,958,650	GBP	1,453,783	HSBC Bank	10/17/2025	3,291
USD	1,284,718	GBP	951,226	State Street Corp.	10/17/2025	5,306
USD	546,866	IDR	9,068,993,024	Barclays Bank PLC	10/31/2025	2,805
USD	796,384	IDR	12,966,131,000	Citibank N.A.	2/12/2026	19,488
USD	1,153,529	IDR	18,779,309,000	Citibank N.A.	10/31/2025	26,932
USD	17,242,533	JPY	2,502,085,490	Deutsche Bank AG	2/12/2026	104,237
USD	478,107	JPY	70,256,775	HSBC Bank	10/17/2025	2,278
USD	1,796,609	JPY	261,061,363	JPMorgan Chase Bank N.A.	10/17/2025	28,515
USD	405,146	JPY	59,127,000	Morgan Stanley Capital Services LLC	2/12/2026	150
USD	1,424,140	KRW	1,971,065,770	Citibank N.A.	10/21/2025	18,054
USD	2,296,921	KRW	3,156,538,970	JPMorgan Chase Bank N.A.	2/12/2026	32,085
USD	3,002,484	KRW	4,154,807,292	JPMorgan Chase Bank N.A.	10/21/2025	38,596
USD	2,340,511	NOK	23,331,000	Goldman Sachs International	2/12/2026	2,693
USD	291,411	NOK	2,906,439	HSBC Bank	10/17/2025	142
USD	417,921	NZD	715,157	Citibank N.A.	10/17/2025	3,076
USD	212,753	NZD	357,690	HSBC Bank	10/17/2025	5,266
USD	8,483,590	NZD	14,383,032	State Street Corp.	2/12/2026	102,501
USD	210,634	NZD	357,813	State Street Corp.	10/17/2025	3,076
USD	404,547	SGD	512,722	State Street Corp.	2/12/2026	3,250
USD	1,607,518	THB	52,067,503	Barclays Bank PLC	10/17/2025	14,656
						$1,569,406
Liability Derivatives
AUD	159,891	USD	106,700	Barclays Bank PLC	10/17/2025	$(877)
CAD	141,506	USD	103,457	BNP Paribas	10/17/2025	(1,700)
CAD	145,360	USD	105,909	Goldman Sachs International	10/17/2025	(1,381)
CAD	2,263,495	USD	1,662,589	Merrill Lynch International	10/17/2025	(34,914)
CAD	2,435,965	USD	1,784,237	UBS AG	10/17/2025	(32,539)
CHF	186,427	USD	237,298	Citibank N.A.	10/17/2025	(2,682)
CHF	378,357	USD	480,604	Deutsche Bank AG	10/17/2025	(4,447)
CHF	161,657	USD	205,328	HSBC Bank	10/17/2025	(1,886)
CLP	128,237,688	USD	135,200	Barclays Bank PLC	10/10/2025	(1,812)
CLP	737,067,358	USD	775,045	Citibank N.A.	10/10/2025	(8,373)
CNH	4,824,306	USD	679,940	Citibank N.A.	10/17/2025	(2,777)
CNH	4,084,595	USD	575,351	HSBC Bank	10/17/2025	(2,018)
CNH	5,638,205	USD	793,302	State Street Corp.	10/17/2025	(1,896)
CNY	2,983,000	USD	422,551	Citibank N.A.	2/12/2026	(528)
DKK	3,062,524	USD	482,766	State Street Corp.	10/17/2025	(579)
EUR	1,082,149	USD	1,271,992	Citibank N.A.	10/17/2025	(333)
EUR	100,969	USD	118,820	Deutsche Bank AG	10/17/2025	(168)
EUR	825,909	USD	972,609	HSBC Bank	10/17/2025	(2,063)
EUR	6,680,000	USD	7,905,777	Merrill Lynch International	2/12/2026	(6,035)
EUR	971,840	USD	1,143,204	Merrill Lynch International	10/17/2025	(1,172)
EUR	562,358	USD	663,933	State Street Corp.	10/17/2025	(3,093)
GBP	46,733	USD	63,364	Citibank N.A.	10/17/2025	(507)
GBP	437,982	USD	593,519	HSBC Bank	10/17/2025	(4,428)
GBP	783,259	USD	1,066,621	JPMorgan Chase Bank N.A.	10/17/2025	(13,126)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
GBP	360,688	USD	486,765	Merrill Lynch International	10/17/2025	$(1,634)
GBP	1,200,000	USD	1,616,367	Morgan Stanley Capital Services LLC	2/12/2026	(2,796)
GBP	232,246	USD	314,084	State Street Corp.	10/17/2025	(1,709)
IDR	3,555,179,234	USD	216,247	Barclays Bank PLC	10/31/2025	(2,966)
IDR	23,090,930,618	USD	1,425,278	Citibank N.A.	10/31/2025	(40,020)
ILS	1,037,395	USD	314,188	Citibank N.A.	10/20/2025	(988)
JPY	355,508,005	USD	2,436,470	HSBC Bank	10/17/2025	(28,717)
JPY	391,790,000	USD	2,708,879	JPMorgan Chase Bank N.A.	2/12/2026	(25,272)
JPY	627,680,127	USD	4,301,598	JPMorgan Chase Bank N.A.	10/17/2025	(50,501)
JPY	150,385,677	USD	1,028,692	Morgan Stanley Capital Services LLC	10/17/2025	(10,173)
JPY	469,893,992	USD	3,203,436	State Street Corp.	10/17/2025	(20,979)
MYR	178,596	USD	42,513	Barclays Bank PLC	10/10/2025	(62)
NOK	4,616,791	USD	467,457	Citibank N.A.	10/17/2025	(4,784)
NOK	5,239,441	USD	530,299	State Street Corp.	10/17/2025	(5,228)
NZD	788,600	USD	470,140	Barclays Bank PLC	10/17/2025	(12,693)
NZD	1,812,307	USD	1,087,927	State Street Corp.	10/17/2025	(36,654)
SEK	39,158,000	USD	4,198,753	Citibank N.A.	2/12/2026	(6,556)
SGD	610,071	USD	477,877	Barclays Bank PLC	10/17/2025	(4,361)
THB	1,493,664	USD	46,399	Barclays Bank PLC	10/17/2025	(705)
THB	79,402,429	USD	2,451,469	JPMorgan Chase Bank N.A.	10/17/2025	(22,371)
USD	3,994,169	AUD	6,135,767	HSBC Bank	2/12/2026	(70,958)
USD	34,338	AUD	52,525	HSBC Bank	10/17/2025	(426)
USD	4,657,052	AUD	7,133,888	State Street Corp.	10/17/2025	(64,482)
USD	2,407,246	AUD	3,691,426	UBS AG	10/17/2025	(35,910)
USD	774,828	BRL	4,217,309	Barclays Bank PLC	11/28/2025	(6,973)
USD	26,369	CAD	36,682	Barclays Bank PLC	10/17/2025	(9)
USD	1,692,541	CAD	2,356,738	State Street Corp.	10/17/2025	(2,185)
USD	13,909,383	CHF	10,990,692	HSBC Bank	2/12/2026	(106,868)
USD	551,952	CLP	537,920,137	Citibank N.A.	10/10/2025	(7,575)
USD	887,691	CNH	6,349,240	Merrill Lynch International	10/17/2025	(3,519)
USD	18,475,328	CNY	130,880,675	Citibank N.A.	2/12/2026	(41,141)
USD	289,676	COP	1,186,566,177	Barclays Bank PLC	10/09/2025	(12,695)
USD	279,937	COP	1,149,784,960	Citibank N.A.	2/12/2026	(7,968)
USD	534,702	CZK	11,219,692	Citibank N.A.	10/17/2025	(6,597)
USD	375,575	CZK	7,843,822	Morgan Stanley Capital Services LLC	2/12/2026	(3,815)
USD	521,962	DKK	3,297,301	State Street Corp.	2/12/2026	(1,097)
USD	428,939	EUR	365,810	Barclays Bank PLC	10/17/2025	(933)
USD	210,195	EUR	180,192	BNP Paribas	10/17/2025	(1,554)
USD	279,642	EUR	238,668	Citibank N.A.	10/17/2025	(822)
USD	56,647	EUR	48,370	Deutsche Bank AG	10/17/2025	(194)
USD	1,072,065	EUR	918,263	Goldman Sachs International	10/17/2025	(7,009)
USD	23,564,148	EUR	20,000,000	HSBC Bank	2/12/2026	(87,774)
USD	5,680,796	EUR	4,861,924	HSBC Bank	10/17/2025	(32,567)
USD	159,564	EUR	138,976	JPMorgan Chase Bank N.A.	10/17/2025	(3,751)
USD	221,161	EUR	189,552	Merrill Lynch International	10/17/2025	(1,586)
USD	31,786,173	EUR	26,978,800	State Street Corp.	2/12/2026	(118,850)
USD	1,725,035	EUR	1,474,243	State Street Corp.	10/17/2025	(7,388)
USD	208,871	EUR	178,000	UBS AG	10/17/2025	(301)
USD	63,372	GBP	47,942	Citibank N.A.	10/17/2025	(1,111)
USD	407,252	GBP	304,422	JPMorgan Chase Bank N.A.	10/17/2025	(2,200)
USD	841,926	GBP	630,733	State Street Corp.	10/17/2025	(6,418)
USD	396,773	GBP	295,272	UBS AG	10/17/2025	(371)
USD	212,328	IDR	3,559,890,240	Barclays Bank PLC	10/31/2025	(1,235)
USD	506,110	IDR	8,510,389,442	JPMorgan Chase Bank N.A.	10/31/2025	(4,441)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	392,424	ILS	1,321,342	State Street Corp.	2/12/2026	$(6,842)
USD	126,134	JPY	18,670,620	JPMorgan Chase Bank N.A.	10/17/2025	(317)
USD	619,110	MXN	11,854,487	State Street Corp.	2/12/2026	(19,108)
USD	104,402	MXN	1,979,617	State Street Corp.	10/17/2025	(3,522)
USD	761,491	NOK	7,683,858	BNP Paribas	10/17/2025	(8,549)
USD	94,919	NOK	981,234	Citibank N.A.	10/17/2025	(3,415)
USD	512,809	NOK	5,171,299	Goldman Sachs International	10/17/2025	(5,434)
USD	360,505	NOK	3,703,259	HSBC Bank	10/17/2025	(10,618)
USD	504,536	NZD	874,139	Citibank N.A.	10/17/2025	(2,530)
USD	316,513	NZD	548,689	Deutsche Bank AG	10/17/2025	(1,768)
USD	126,699	PEN	441,901	Goldman Sachs International	10/21/2025	(512)
USD	426,401	PLN	1,555,778	Goldman Sachs International	2/12/2026	(620)
USD	195,532	RON	857,000	Deutsche Bank AG	2/12/2026	(828)
USD	5,075,438	SEK	48,227,000	State Street Corp.	2/12/2026	(87,672)
USD	318,003	SGD	411,070	Barclays Bank PLC	10/17/2025	(1,055)
USD	25,772	ZAR	450,347	Barclays Bank PLC	10/17/2025	(278)
USD	1,636,522	ZAR	28,458,861	State Street Corp.	10/17/2025	(9,661)
						$(1,221,955)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Short	EUR	18	$1,668,443	October – 2025	$3,438
FTSE 100 Index	Long	GBP	5	632,607	December – 2025	4,864
FTSE Taiwan Index	Short	USD	74	6,329,220	October – 2025	68,414
Hang Seng Index	Long	HKD	65	11,239,342	October – 2025	291,859
IBEX 35 Index	Long	EUR	29	5,280,116	October – 2025	30,540
KOSPI 200 Index	Long	KRW	116	9,835,466	December – 2025	826,638
Mexbol Index	Long	MXN	129	4,472,930	December – 2025	72,419
NSE IFSC NIFTY 50 Index	Short	USD	162	8,022,726	October – 2025	193,570
S&P/ASX 200 Index	Short	AUD	69	10,127,930	December – 2025	37,485
S&P/TSX 60 Index	Long	CAD	44	11,209,772	December – 2025	263,294
Topix Index	Long	JPY	16	3,398,316	December – 2025	29,093
						$1,821,614
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	101	$8,887,303	December – 2025	$165,338
Canadian Treasury Bond 5 yr	Long	CAD	42	3,480,233	December – 2025	40,498
Euro-Bobl 5 yr	Long	EUR	7	968,204	December – 2025	394
Euro-Schatz 2 yr	Short	EUR	81	10,173,595	December – 2025	9,630
Japan Government Bond 10 yr	Short	JPY	8	7,345,708	December – 2025	57,261
Long Gilt 10 yr	Long	GBP	87	10,628,848	December – 2025	14,055
U.S. Treasury Bond 30 yr	Long	USD	26	3,031,438	December – 2025	31,668
U.S. Treasury Note 2 yr	Long	USD	65	13,545,899	December – 2025	5,508
						$324,352
						$2,145,966

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,925	$5,785,105	October – 2025	$(414,271)
FTSE MIB Index	Long	EUR	14	3,492,308	December – 2025	(20,026)
FTSE/JSE Top 40 Index	Short	ZAR	7	414,066	December – 2025	(16,505)
Mini Ibovespa	Short	BRL	193	1,067,091	October – 2025	(72,390)
MSCI Singapore Index	Long	SGD	175	6,068,937	October – 2025	(85,852)
OMX 30 Index	Short	SEK	204	5,774,771	October – 2025	(47,819)
Russell 2000 Index	Short	USD	91	11,172,525	December – 2025	(64,609)
S&P 500 E-Mini Index	Short	USD	17	5,727,938	December – 2025	(76,811)
						$(798,283)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	195	$14,625,932	December – 2025	$(46,539)
Euro-Bund 10 yr	Short	EUR	216	32,604,702	December – 2025	(33,966)
Euro-Buxl 30 yr	Short	EUR	7	940,837	December – 2025	(23,357)
U.S. Treasury Note 10 yr	Short	USD	118	13,275,000	December – 2025	(52,059)
U.S. Treasury Note 5 yr	Long	USD	50	5,459,766	December – 2025	(25,989)
U.S. Treasury Ultra Bond 30 yr	Short	USD	3	360,188	December – 2025	(7,137)
U.S. Treasury Ultra Note 10 yr	Short	USD	75	8,630,859	December – 2025	(43,984)
						$(233,031)
						$(1,031,314)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
6/17/27	USD	5,600,000		CPI-U / At Maturity	2.745% / At Maturity	$19,218	$—	$19,218
1/10/30	USD	7,200,000		CPI-U / At Maturity	2.523% / At Maturity	57,783	—	57,783
3/13/30	USD	2,400,000		CPI-U / At Maturity	2.463% / At Maturity	27,272	—	27,272
6/15/30	EUR	1,900,000		HICP / At Maturity	1.831% / At Maturity	6,157	—	6,157
						$110,430	$—	$110,430
Interest Rate Swaps
11/18/29	CNY	33,500,000		1.645% / Quarterly	CFRR / Quarterly	$4,701	$—	$4,701
12/19/35	USD	24,800,000		1-day SOFR / Annually	3.509% / Annually	316,111	(4,428)	311,683
12/15/55	USD	11,900,000		1-day SOFR / Annually	3.82% / Annually	220,239	1,567	221,806
						$541,051	$(2,861)	$538,190
						$651,481	$(2,861)	$648,620
Liability Derivatives
Interest Rate Swaps
12/15/27	USD	107,700,000		3.153% / Annually	1-day SOFR / Annually	$(301,159)	$(1,830)	$(302,989)
12/13/29	CNY	20,400,000		1.49% / Quarterly	CFRR / Quarterly	(15,350)	38	(15,312)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Interest Rate Swaps − continued
12/18/30	USD	45,300,000		3.196% / Annually	1-day SOFR / Annually	$(361,915)	$5,105	$(356,810)
						$(678,424)	$3,313	$(675,111)
At September 30, 2025, the fund had cash collateral of $239,612 and other liquid securities with an aggregate value of $20,844,126 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,633,891	$89,300	$—	$62,723,191
United Kingdom	6,890,869	4,484,906	—	11,375,775
France	1,390,658	8,800,761	—	10,191,419
Japan	8,397,276	—	—	8,397,276
Switzerland	230,670	6,131,539	—	6,362,209
China	2,789,835	—	—	2,789,835
Germany	1,031,009	1,646,195	—	2,677,204
Netherlands	1,354,731	1,145,449	—	2,500,180
Canada	1,957,174	—	—	1,957,174
Other Countries	7,264,253	2,033,342	0	9,297,595
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,687,056	—	7,687,056
Non - U.S. Sovereign Debt	—	92,919,072	—	92,919,072
Municipal Bonds	—	2,294,823	—	2,294,823
U.S. Corporate Bonds	—	35,617,499	—	35,617,499
Residential Mortgage-Backed Securities	—	24,399,455	—	24,399,455
Commercial Mortgage-Backed Securities	—	4,820,511	—	4,820,511
Asset-Backed Securities (including CDOs)	—	5,180,453	—	5,180,453
Foreign Bonds	—	34,312,921	—	34,312,921
Investment Companies	16,664,091	—	—	16,664,091
Total	$110,604,457	$231,563,282	$0	$342,167,739
Other Financial Instruments
Futures Contracts – Assets	$2,107,124	$38,842	$—	$2,145,966
Futures Contracts – Liabilities	(946,964)	(84,350)	—	(1,031,314)
Forward Foreign Currency Exchange Contracts – Assets	—	1,569,406	—	1,569,406
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,221,955)	—	(1,221,955)
Swap Agreements – Assets	—	648,620	—	648,620
Swap Agreements – Liabilities	—	(675,111)	—	(675,111)
For further information regarding security characteristics, see the Portfolio of Investments. At September 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,373,550	$153,457,512	$144,165,771	$(1,485)	$285	$16,664,091

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$437,693	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
United States	39.0%
Canada	10.8%
United Kingdom	10.3%
China	6.4%
South Korea	5.0%
Japan	4.4%
Spain	4.0%
France	3.9%
Germany	(11.3)%
Other Countries	27.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.